Shareholder Report, Holdings (Details) - LOGIQ Contrarian Opportunities ETF	May 31, 2026
IREN Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
iShares Silver Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Micron Technology Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SanDisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pan American Silver Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%